Earnings Per Share	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Earnings Per Share
Earnings Per Share

Note 2.Earnings Per Share

Prior to the Business Combination, the QualTek HoldCo membership structure included Class A Units, Preferred Class B Units, and Class P Units with only Class A Units outstanding upon the Closing of the Business Combination. The Company analyzed the calculation of net loss per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these unaudited condensed consolidated financial statements. Therefore, loss per unit information has not been presented for the three months ended April 3, 2021. The basic and diluted loss per share for the six months ended July 2, 2022 represents only the period from February 14, 2022 to July 2, 2022.

The Company calculated the basic and diluted loss per share for the period following the Business Combination under the two-class method. The Earnout Shares are considered legally issued and outstanding shares of Class A and Class B common stock, subject to restrictions on transfer and voting. The Blocker Owner Earnout Shares are entitled to receive, ratably with the other outstanding Class A common stock, dividends, and other distributions prior to vesting. The Earnout Voting Shares have only voting rights and therefore are not entitled to receive any distributions. The basic and diluted net loss per share is presented in conformity with the two-class method required for participating securities, as the Blocker Owner Earnout Shares are considered participating securities. The net loss per share amounts is the same for Class A common stock and the Blocker Owner Earnout Shares because the holders of each are legally entitled to equal per share earnings, losses, and distributions, whether through dividends or liquidation. Shares of Class B common stock do not participate in the earnings or losses of the Company and, therefore, are not participating securities. As such, a separate presentation of basic and diluted earnings per share of Class B common stock under the two-class method has not been presented.

The basic loss per share was computed by dividing net loss attributable to common shareholders for the period subsequent to the Business Combination by the weighted average number of shares of Class A common stock outstanding for the same period. Diluted loss per share was computed in a manner consistent with that of basic loss per share while giving effect to all shares of potentially dilutive common stock that were outstanding during the period.

The following tables present the calculation of basic and diluted loss per share for the three months ended July 2, 2022 and for the period from February 14, 2022 to July 2, 2022 following the Business Combination when the Company had Class A common stock outstanding (in thousands, except share and per share data):

Basic:
	Three months ended	February 14, 2022 through
	July 2, 2022	July 2, 2022

Numerator:
Net loss	$(25,649)	$(36,593)
Less: Loss attributable to noncontrolling interests	(13,931)	(19,947)
Net loss attributable to QualTek Services, Inc.	(11,718)	(16,646)
Less: Loss attributable to participating securities	(1,084)	(1,549)
Net loss attributable to Class A common shareholders, basic	$(10,634)	$(15,097)

Denominator:
Weighted average Class A common shares outstanding	24,446,284	24,446,284
Less: weighted average unvested Blocker Owner Earnout Shares outstanding	(2,274,934)	(2,274,934)
Weighted average Class A common shares outstanding, basic	22,171,350	22,171,350

Net loss per share - basic	$(0.48)	$(0.68)

Diluted:
	Three months ended	February 14, 2022 through
	July 2, 2022	July 2, 2022

Numerator:
Net loss	$(25,649)	$(36,593)
Less: Loss attributable to noncontrolling interests	(2,009)	(2,875)
Net loss attributable to Class A and B common shareholders, diluted	(23,640)	(33,718)
Less: Loss attributable to participating securities	(1,134)	(1,622)
Net loss attributable to Class A common shareholders, diluted	$(22,506)	$(32,096)

Denominator:
Weighted average Class A common shares outstanding	24,446,284	24,446,284
Less: weighted average unvested Blocker Owner Earnout Shares outstanding	(2,274,934)	(2,274,934)
Add: Weighted-average Class B common shares if converted to Class A common shares outstanding (excluding Earnout Voting shares)	22,827,398	22,827,398
Weighted average Class A and B common shares outstanding, diluted	44,998,748	44,998,748

Net loss per share - diluted	$(0.50)	$(0.71)

The unaudited condensed consolidated statements of operations and comprehensive loss reflect a net loss in the period presented and therefore the effect of the following securities are not included in the calculation of diluted loss per share as including them would have had an anti-dilutive effect:

	Three months ended	February 14, 2022 through
	July 2, 2022	July 2, 2022
Excluded from the calculation (1)
Stock options	5,161,375	5,161,375
Private Placement Warrants	101,992	101,992
Public Warrants	2,874,979	2,874,979
Convertible Notes	12,468,500	12,468,500
Total potentially dilutive shares excluded from calculation	20,606,846	20,606,846

(1)   This table excludes Earnout Voting Shares as the earnout contingency has not been met at period end.

	Three months ended	Six months ended
	July 3, 2021	July 3, 2021
Numerator
Loss from continuing operations	$(20,090)	$(39,907)
Loss from discontinued operations	(1,740)	(3,129)
Net loss	(21,830)	(43,036)
Less: accrued preferred return	738	1,638
Net loss attributable to Class A common shareholders - basic and diluted	$(22,568)	$(44,674)

Denominator
Weighted average Class A common shares outstanding - basic and diluted	11,923,941	11,797,013

Continuing operations - Class A - basic and diluted	$(1.75)	$(3.52)
Discontinued operations - Class A - basic and diluted	$(0.15)	$(0.27)
Net loss - Class A - basic and diluted	$(1.90)	$(3.79)

	Three months ended	Six months ended
	July 3, 2021	July 3, 2021
Excluded from the calculation
Class B common stock	12,034,098	12,034,098
Pre-PIPE Notes	3,322,361	3,322,361
Total potentially dilutive shares excluded from calculation	15,356,459	15,356,459

Note 2.Earnings Per Share

The Company calculated the basic and diluted net loss per share for the years ended December 21, 2021 and 2020. Shares of Class B common stock do not participate in the earnings or losses of the Company and, therefore, are not participating securities. As such, a separate presentation of basic and diluted net loss per share of Class B common stock under the two-class method has not been presented.

Basic net loss per share was computed by dividing net loss attributable to Class A common shareholders by the weighted average number of shares of Class A common stock outstanding for the same period. Diluted net loss per share was computed in a manner consistent with that of basic net loss per share while giving effect to all shares of potentially dilutive common stock that were outstanding during the periods.

The performance-based Class P units (issued under the historical capital structure of BCP QualTek Holdco, LLC prior to the close of the Business Combination) are omitted from the calculation of diluted earnings per share as it is determined that the performance criteria have not been met at December 31, 2021 and 2020. See Note 10 for additional information.

The basic and diluted net loss per share calculations for the years presented are as follows (in thousands, except share and per share amounts):

	For the Years Ended
	December 31,
	2021	2020
Numerator:
Loss from continuing operations	$(101,575)	$(94,222)
Loss from discontinued operations	(8,851)	(3,865)
Net loss	(110,426)	(98,087)
Less: accrued preferred return	(1,638)	(3,287)
Net loss attributable to Class A common shareholders – basic and diluted	$(112,064)	$(101,374)
Denominator:
Weighted average Class A common shares outstanding – basic and diluted	11,859,955	10,989,751
Net loss per share:
Net loss per share – continuing operations – basic and diluted	$(8.70)	$(8.87)
Net loss per share – discontinued operations – basic and diluted	$(0.75)	$(0.35)
Net loss per share – basic and diluted	$(9.45)	$(9.22)

The consolidated statements of operations and comprehensive loss reflect a net loss in the period presented and therefore the effect of the following securities are not included in the calculation of diluted loss per share as including them would have had an anti-dilutive effect:

	For the Years Ended
	December 31,
	2021	2020
Excluded from the calculation:
Class B common stock	13,085,488	11,173,775
Pre-PIPE Notes	3,322,361	—
Total potentially dilutive shares excluded from calculation	16,407,849	11,173,775